091-08934fm

For Internal Use Only
Sec File No. 9-

[redacted]

10047567

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**WASHINGTON, D.C. 20549**
**AMENDED FORM 19b-4(e)**

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

## READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGA Exchange, Inc**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**HSBC Investor Funds**

3. Class of New Derivative Securities Product:
**Closed-End Fund**

4. Name of Underlying Instrument:
**TWN: Foreign Common Stocks**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**N/A**

6. Ticker Symbol(s) of New Derivative Securities Product:
**TWN**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**TWN: Taiwan**

***(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)***

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Eric W Hess** |
| Title: | **General Counsel** |
| Telephone Number: | **201-942-8239** |
| Manual Signature of Official Responsible for Form: | EH |
| Date: | **22-Jul-10** |

| | |
|---|---|
| **Act** | **Securities Exchange Act of 1934** |
| **Section** | **19b-4** |
| **Rule** | **19b-4(e)** |
| **Public Availability:** | JUL 23 2010 |